Offerings - Offering: 1	May 04, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 13,570,747
Amount of Registration Fee	$ 1,874.12
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(b)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.